Long-Term and Other Short-Term Obligations - Schedule of Maturities of Long-term and Other Short-term Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Long-Term Debt, Unclassified [Abstract]
2024	$ 14,119	$ 14,449
2025	13,956	13,956
2026	13,885	13,885
2027	12,672	12,672
2028	134,363	134,362
Thereafter		0
Long term debt	$ 188,995	$ 189,324	$ 185,289